Organization and Nature of Operations - Net (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Revenues	¥ 144,459,946	$ 19,790,932	¥ 123,851,332	¥ 45,286,816
Cost	(114,803,808)	(15,728,058)	(96,354,581)	(36,496,360)
Expenses	(22,637,024)	(3,101,259)	(20,089,874)	(12,445,333)
Other (expense)/income	664,301	91,009	1,048,189	625,633
(Loss)/Income before income tax	9,315,624	1,276,236	10,451,763	(2,159,355)
Income tax benefit/(expense)	(1,270,374)	(174,041)	1,357,362	127,007
Net (loss)/income	8,045,250	1,102,195	11,809,125	(2,032,348)
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	8,032,350	$ 1,100,428	11,704,133	(2,012,215)
VIEs and VIEs' subsidiaries
Variable interest entity
Other (expense)/income	307,888		1,099,921	(358,394)
(Loss)/Income before income tax	441,313		2,391,229	670,911
Income tax benefit/(expense)	(148,040)		(244,363)	8,701
Net (loss)/income	293,273		2,146,866	679,612
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	293,273		2,146,866	679,612
VIEs and VIEs' subsidiaries - Third-party
Variable interest entity
Revenues	23,605		3,376
Cost	(7,720)		(11,530)	(4,534,351)
Expenses	(1,611,040)		(1,275,066)	(1,638,834)
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Revenues	1,733,503		2,643,402	7,211,082
Cost	(202)			(8,290)
Expenses	¥ (4,721)		¥ (68,874)	¥ (302)